Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Total assets	¥ 105,522,331	¥ 93,601,350	¥ 90,114,296
Unallocated amounts [Member]
Disclosure of operating segments [line items]
Total assets	¥ 16,571,156	¥ 15,643,613	¥ 15,790,074